Vessels	6 Months Ended
Jun. 30, 2013
Vessels [Abstract]
Vessels
6.      Vessels:

During the six months ended June 30, 2013, the movement of the account vessels was as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	532,121	(79,095)	453,026
- Depreciation	-	(9,708)	(9,708)
- Vessels sold	(13,201)	2,152	(11,049)
Balance, June 30, 2013	518,920	(86,651)	432,269

On February 26, 2013, the Company sold the vessel Aeolos to an unaffiliated third-party purchaser for an aggregate price of $6,125. The loss on sale of $2,634 was calculated as the sale price less the carrying value of the vessel of $8,759. This loss is included under the loss on sale of vessels in the consolidated statements of income.
On February 06, 2013, the Company sold the vessel Tulip to an unaffiliated third-party purchaser for an aggregate price of $1,683. The loss on sale of $634 was calculated as the sale price less the carrying value of the vessel of $1,977 and the carrying value of unamortized dry-docking costs of $340. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 24, 2013, the Company sold the vessel Ellen to an unaffiliated third-party purchaser for an aggregate price of $182 (€140,000). The loss on sale of $512 was calculated as the sale price less the carrying value of the vessel of $313 and the carrying value of unamortized dry-docking costs of $381. This loss is included under the loss on sale of vessels in the consolidated statements of income.